UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5896


                               Scudder Target Fund
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Retirement Fund Series VI
Investment Portfolio as of October 31, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------

                                                                                             Shares              Value ($)
                                                                                     -------------------------------------


Common Stocks 31.8%
Consumer Discretionary 3.5%
Media 1.7%
Comcast Corp. "A"*                                                                            4,500               130,680
Interpublic Group of Companies, Inc.*                                                         7,100                87,046
Time Warner, Inc.*                                                                           14,200               236,288
Viacom, Inc. "B"                                                                              5,231               190,879
                                                                                                               ----------
                                                                                                                  644,893

Multiline Retail 0.7%
Dollar General Corp.                                                                          3,900                75,075
Target Corp.                                                                                  3,900               195,078
                                                                                                               ----------
                                                                                                                  270,153

Specialty Retail 1.1%
Sherwin-Williams Co.                                                                          2,200                93,984
Staples, Inc.                                                                                 6,200               184,388
The Gap, Inc.                                                                                 6,200               123,876
                                                                                                               ----------
                                                                                                                  402,248

Consumer Staples 2.6%
Beverages 0.8%
Anheuser-Busch Companies, Inc.                                                                1,400                69,930
PepsiCo, Inc.                                                                                 3,200               158,656
The Coca-Cola Co.                                                                             2,000                81,320
                                                                                                               ----------
                                                                                                                  309,906

Food & Drug Retailing 0.7%
Safeway, Inc.*                                                                                3,400                62,016
Wal-Mart Stores, Inc.                                                                         3,300               177,936
                                                                                                               ----------
                                                                                                                  239,952

Food Products 0.6%
Dean Foods Co.*                                                                               1,400                41,790
General Mills, Inc.                                                                           1,300                57,525
Hershey Foods Corp.                                                                           2,200               111,518
                                                                                                               ----------
                                                                                                                  210,833

Personal Products 0.3%
Avon Products, Inc.                                                                           3,100               122,605
                                                                                                               ----------
Tobacco 0.2%
Altria Group, Inc.                                                                            1,800                87,228
                                                                                                               ----------
Energy 2.5%
Energy Equipment & Services 0.3%
Baker Hughes, Inc.                                                                            2,500               107,075
                                                                                                               ----------
Oil & Gas 2.2%
ChevronTexaco Corp.                                                                           3,200               169,792
Devon Energy Corp.                                                                            1,300                96,161
ExxonMobil Corp.                                                                             11,912               586,309
                                                                                                               ----------
                                                                                                                  852,262

Financials 5.9%
Banks 1.6%
Bank of America Corp.                                                                         6,400               286,656
US Bancorp.                                                                                   3,400                97,274
Wachovia Corp.                                                                                4,200               206,682
                                                                                                               ----------
                                                                                                                  590,612

Capital Markets 1.2%
Lehman Brothers Holdings, Inc.                                                                2,100               172,515
Morgan Stanley                                                                                5,300               270,777
                                                                                                               ----------
                                                                                                                  443,292

Diversified Financial Services 1.7%
Citigroup, Inc.                                                                               9,200               408,204
Fannie Mae                                                                                    1,400                98,210
JPMorgan Chase & Co.                                                                          3,900               150,540
                                                                                                               ----------
                                                                                                                  656,954

Insurance 1.4%
Ambac Financial Group, Inc.                                                                   1,500               117,090
American International Group, Inc.                                                            3,175               192,754
Hartford Financial Services Group, Inc.                                                       1,900               111,112
MetLife, Inc.                                                                                 3,400               130,390
                                                                                                               ----------
                                                                                                                  551,346

Health Care 3.9%
Biotechnology 0.5%
Amgen, Inc.*                                                                                  3,500               198,800
                                                                                                               ----------
Health Care Equipment & Supplies 0.7%
Biomet, Inc.                                                                                  3,300               154,044
Guidant Corp.                                                                                 1,700               113,254
                                                                                                               ----------
                                                                                                                  267,298

Health Care Providers & Services 0.4%
Anthem, Inc.*                                                                                   800                64,320
Caremark Rx, Inc.*                                                                            3,300                98,901
                                                                                                               ----------
                                                                                                                  163,221

Pharmaceuticals 2.3%
Allergan, Inc.                                                                                1,400               100,184
Eli Lilly & Co.                                                                               1,300                71,383
Johnson & Johnson                                                                             4,616               269,482
Pfizer, Inc.                                                                                 12,100               350,295
Wyeth                                                                                         1,700                67,405
                                                                                                               ----------
                                                                                                                  858,749

Industrials 4.2%
Aerospace & Defense 1.1%
Honeywell International, Inc.                                                                 5,400               181,872
United Technologies Corp.                                                                     2,500               232,050
                                                                                                               ----------
                                                                                                                  413,922

Industrial Conglomerates 2.1%
3M Co.                                                                                        1,900               147,383
General Electric Co.                                                                         14,600               498,152
Tyco International Ltd.                                                                       5,600               174,440
                                                                                                               ----------
                                                                                                                  819,975

Machinery 1.0%
Deere & Co.                                                                                   2,200               131,516
Parker-Hannifin Corp.                                                                         3,500               247,205
                                                                                                               ----------
                                                                                                                  378,721

Information Technology 5.9%
Communications Equipment 1.0%
Cisco Systems, Inc.*                                                                         14,700               282,387
Motorola, Inc.                                                                                6,600               113,916
                                                                                                               ----------
                                                                                                                  396,303

Computers & Peripherals 1.4%
Dell, Inc.*                                                                                   4,200               147,252
EMC Corp.*                                                                                   13,400               172,458
International Business Machines Corp.                                                         2,300               206,425
                                                                                                               ----------
                                                                                                                  526,135

Internet Software & Services 0.3%
Yahoo!, Inc.*                                                                                 2,800               101,332
                                                                                                               ----------
IT Consulting & Services 0.2%
Accenture Ltd. "A"*                                                                           3,900                94,419
                                                                                                               ----------
Semiconductors & Semiconductor Equipment 0.8%
Altera Corp.*                                                                                 3,600                81,828
Analog Devices, Inc.                                                                          2,000                80,520
Texas Instruments, Inc.                                                                       5,600               136,920
                                                                                                               ----------
                                                                                                                  299,268

Software 2.2%
Microsoft Corp.                                                                              17,500               489,825
Oracle Corp.*                                                                                14,800               187,368
Symantec Corp.*                                                                               1,600                91,104
VERITAS Software Corp.*                                                                       2,900                63,452
                                                                                                               ----------
                                                                                                                  831,749

Materials 1.2%
Chemicals 0.6%
E.I. du Pont de Nemours & Co.                                                                 2,200                94,314
Monsanto Co.                                                                                  3,000               128,250
                                                                                                               ----------
                                                                                                                  222,564

Metals & Mining 0.3%
Alcoa, Inc.                                                                                   3,000                97,500
                                                                                                               ----------
Paper & Forest Products 0.3%
Georgia-Pacific Corp.                                                                         3,500               121,065
                                                                                                               ----------
Telecommunication Services 0.9%
Diversified Telecommunication Services
ALLTEL Corp.                                                                                  1,700                93,381
Sprint Corp.                                                                                  4,500                94,275
Verizon Communications, Inc.                                                                  4,300               168,130
                                                                                                               ----------
                                                                                                                  355,786

Utilities 1.2%
Electric Utilities
Entergy Corp.                                                                                 1,700               111,113
Exelon Corp.                                                                                  4,400               174,328
PG&E Corp.*                                                                                   3,200               102,528
TXU Corp.                                                                                     1,300                79,586
                                                                                                               ----------
                                                                                                                  467,555


Total Common Stocks (Cost $9,986,536)                                                                          12,103,721
                                                                                                               ----------
                                                                                          Principal
                                                                                          Amount ($)             Value ($)
                                                                                          ----------             ---------

US Government Backed 68.4%
US Treasury STRIPs Principal Only, 2.357%**, 5/15/2006
(Cost $24,364,922)                                                                       26,995,000            26,037,730

                                                                                             Shares              Value ($)
                                                                                             ------              ---------

Cash Equivalents 0.4%
Scudder Cash Management QP Trust 1.80% (a)
(Cost $161,601)                                                                             161,601               161,601

                                                                                                               ----------
                                                                                               % of
                                                                                         Net Assets              Value ($)
                                                                                         ----------              ---------

Total Investment Portfolio  (Cost $34,513,059)                                                100.6            38,303,052
Other Assets and Liabilities, Net                                                              -0.6              -243,379
                                                                                                               ----------
Net Assets                                                                                    100.0            38,059,673
                                                                                                               ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

** Bond equivalent yield to maturity; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Retirement Fund - Series VI


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Retirement Fund - Series VI

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004